Investment Strategy	Sep. 23, 2026
The Future Fund Long/Short ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal conditions, the Fund, which is an actively managed exchange traded fund or “ETF”, will invest at least 80% of its assets in long and short positions in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs). The Fund may invest in the equity securities of companies of any market capitalization although the Fund will primarily invest (at least 65% of its assets) in mid and large capitalization companies (companies with market capitalizations in excess of $2 billion). The equity securities in which the Fund may invest include common stock, preferred stock and convertible securities. ADRs are issued by a U.S. financial institution (depositary) and evidence ownership in a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. The Fund may invest in foreign securities listed on foreign exchanges. The Fund’s investments in foreign equity securities will be in both developed and emerging markets (emerging markets are those countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics).

The Fund’s portfolio is composed of both long and short positions in equity securities. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. Short positions generally involve selling a security not held within the portfolio in anticipation that the security’s price will decline or entering into a derivative instrument that provides economic exposure similar to a short sale of the security. To complete a short sale transaction, the Fund typically must borrow the stock to make delivery to the buyer. The Fund then would be obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold short by the Fund. The Fund will be managed with a net long exposure bias (i.e., more long positions than short positions), but has the ability to have net short exposure (i.e., when the percentage of short positions is higher than long positions). The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

The Fund will take long positions in the equity securities of companies that the Adviser believes to be best positioned to take advantage of or profit from emerging technological or social trends or developments. As part of the investment process, the Adviser seeks to identify investment opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and the supply and demand for products and services that unfold over long periods of time (i.e., multiple years) (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Adviser then analyzes those companies across sectors and secular trends, also known as “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Adviser believes can benefit from positive secular trends or “themes”) with reasonable valuations. The Adviser will take short positions in, or purchase put options on, the securities of companies it believes to be “thematic losers” (companies that the Adviser believes will be negatively affected by emerging secular trends or “themes”) or that have a combination of weakening fundamentals and excessive valuation.

The Fund’s long-short exposure will vary over time based on the Adviser’s assessments of market conditions and other factors. The Adviser may increase the Fund’s short equity exposure when it believes that market conditions are particularly favorable for a short strategy, such as during periods of modest gains and moderate volatility in the equity markets, or when the market is considered to be overvalued. The Fund’s net long exposure may exceed 100% of the Fund’s net assets. The Adviser may alter the size of the short positions and/or the risk profile of the short positions based upon its assessment of the equity markets. Additionally, the notional position of the short positions may be reduced significantly or eliminated temporarily.

The Fund may also maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to exposures that exceed the Fund’s total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio.

The Fund also employs short positions in equity securities for hedging purposes.

The Fund will also use exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs.

The Adviser anticipates using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Adviser, however, may increase portfolio turnover, depending upon market conditions.

One Global ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund, which is an actively managed exchange traded fund or “ETF”, will primarily invest in the equity securities of companies that the Adviser believes to be best positioned to take advantage of or profit from emerging technological or social trends or developments. As part of the investment process, the Adviser seeks to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Adviser then analyzes those companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Adviser believes can benefit from positive secular trends or “themes”) with reasonable valuations. The Adviser may also seek to short the securities of companies it believes to be “thematic losers” (companies that the Adviser believes will be negatively affected by emerging secular trends or “themes”) or that have a combination of weakening fundamentals and excessive valuation.

Under normal conditions, the Fund will invest at least 80% of its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of companies of any market capitalization although the Fund will primarily invest (at least 65% of its assets) in mid and large capitalization companies (companies with market capitalizations in excess of $2 billion). The equity securities in which the Fund may invest include common stock, preferred stock and convertible securities. ADRs are issued by a U.S. financial institution (depositary) and evidence ownership in a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. The Fund may invest in foreign securities listed on foreign exchanges. The Fund’s investments in foreign equity securities will be in both developed and emerging markets (emerging markets are those countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics).

The Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded funds (“ETFs”) to adjust market exposure or manage cash needs.

The Fund also employs short positions in equity securities for hedging purposes or to capture returns in down markets.

The Adviser anticipates using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Adviser, however, may increase portfolio turnover, depending upon market conditions.

The Fund will, under normal market conditions, invest significantly in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S., including investing at least 30% of its assets in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. The Portfolio may also invest in securities of foreign companies in the form of the American Depository Receipts (“ADRs”).